Product Warranties (Tables)	12 Months Ended
Oct. 31, 2013
Product Warranties Disclosures [Abstract]
Schedule Of Changes In Accrual For Product Warranties
The following table summarizes the changes in the Company’s accrual for product warranties during the fiscal years ended October 31, 2013 and 2012:

	Years ended October 31,
	2013	2012
Balance at beginning of year	$250,000	$175,000
Liabilities accrued for warranties issued during the year	385,272	411,381
Warranty claims paid during the period	(284,969)	(273,947)
Changes in liability for pre-existing warranties during the year	(160,303)	(62,434)
Balance at end of year	$190,000	$250,000